Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Due to an oversight Diginex Limited (the “Company”) omitted to include its executive compensation recovery policy (the “Clawback Policy”), as required by Rule 10D-1promulgated under the Securities Exchange Act of 1934, as amended, as an exhibit to the Form 20-F filed with the U.S. Securities and Exchange Commission on July 14, 2025. The Company is filing this amendment to the Form 20-F to include the Clawback Policy as an Exhibit. Diginex have also updated pages 26 and F47 to reflect the exercise of Tranche 1 of the IPO Warrants on July 22, 2025 and on page 46 and F-47 to reflect a MOU signed for the acquisition of IDRRA Cyber Security Limited on August 12, 2025.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41772
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
Title of 12(b) Security	Ordinary shares, par value $0.00005 per share
Trading Symbol	DGNX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,993,763
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1195
Auditor Opinion [Text Block]	We have audited the accompanying consolidated financial statements of Diginex Limited (the “Company”), which comprise the consolidated statements of financial position as of March 31, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive loss, changes in equity, and cash flows for the years then ended, and the related notes to the financial statements. In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Diginex Limited as of March 31, 2025 and 2024, and the results of their operations and their cash flows for the years then ended in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board.
Auditor Name	UHY LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
City Area Code	+44
Local Phone Number	1474554550
Contact Personnel Name	Mr Mark Blick
Contact Personnel Email Address	Mark.Blick@diginex,com